SCHEDULE OF ADVANCES TO SUPPLIERS (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Advances To Suppliers Net
Raw materials purchase	$ 12,563,186	$ 9,480,638
Machinery and equipment	2,071,920	4,973,210
Others	1,303,003	15,451
Less: allowance for doubtful accounts
Advances to suppliers, net	$ 15,938,109	$ 14,469,299